Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Schedule of debt or long term debt to adjusted capital or equity ratio

As at December 31:	2022	2021
Total debt	$35,538	$35,227
Less: cash	(63,717)	(54,873)
Net debt	Not applicable	Not applicable
Shareholders’ equity	325,158	365,600
Net debt-to-adjusted capital ratio	Not applicable	Not applicable

As at December 31:	2022	2021
Long-term debt	$35,538	$35,227
Shareholders’ equity	325,158	365,600
Long-term debt-to-equity ratio	0.11	0.10